Warrant Liability - Summary of Activity of Shares Resulting from Exercise of Warrants (Details)	3 Months Ended
Mar. 31, 2024 $ / shares shares
Warrants and Rights Note Disclosure [Abstract]
Balance at December 31, 2023 (in shares) | shares	35,908,200
Issued (in shares) | shares	48,517,817
Balance at March 31, 2024 (in shares) | shares	84,426,017
Balance at December 31, 2023 (in dollars per share) | $ / shares	$ 286.56
Issued (in dollars per share) | $ / shares	0.0001
Balance at March 31, 2024 (in dollars per share) | $ / shares	$ 121.88